Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2035 Portfolio	Apr. 29, 2024
VIP Freedom 2035 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.85%
Past 5 years	10.86%
Past 10 years	7.67%
VIP Freedom 2035 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.71%
Past 5 years	10.74%
Past 10 years	7.56%
VIP Freedom 2035 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	16.53%
Past 5 years	10.57%
Past 10 years	7.40%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFX
Average Annual Return:
Past 1 year	17.39%
Past 5 years	9.85%
Past 10 years	7.69%